Collaborative and Licensing Agreements (Details Narrative) - Peak Bio, Inc. [Member] - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2019
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenue		$ 278,831		$ 292,685	$ 367,877	$ 607,681
Venn License Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront payment from collaboration agreement							$ 400,000
Milestone payments							$ 107,100,000
Initial term of collaboration							3 years
Revenue						0
Reimbursement of costs and expenses						$ 0